Summary of significant accounting policies- Others (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Treasury shares
Number of ordinary shares included in treasury shares account	0	143,363,408
Statutory reserves
Percentage of after-tax profit from subsidiaries incorporated in the PRC required to be appropriated to the statutory reserves	10.00%
Limit of statutory reserve fund as a percentage of registered capital, after which allocations to statutory reserve fund are no longer required	50.00%
Appropriation to the enterprise expansion fund and staff welfare and bonus fund	¥ 0	¥ 0	¥ 0
PRC
Statutory reserves
Appropriation to statutory reserves	¥ 2,492	¥ 1,247	¥ 1,032
Minimum
Derivatives and hedging
Ratio determining effective hedging relationship	80.00%
Maximum
Derivatives and hedging
Ratio determining effective hedging relationship	125.00%